FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	£ 10,533	£ 10,746	£ 9,775
Loans and advances to customers and reverse repurchase agreements	499,788	498,843
Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	10,534	10,752
Loans and advances to customers and reverse repurchase agreements	503,608	504,603
Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,820	5,760
Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	142,733	147,875
Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	200	459
Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	365,845	354,019
Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,131	3,119
Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	87,076	90,021
Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	135	276
UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	308,344	294,806
UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	836	1,024
UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17,151	19,550
UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14,517	15,109
Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	442	766
Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	59,680	59,998
Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	79	157
Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9,557	9,536
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	418	643
Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,738	6,931
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	72
Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14,276	15,201
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	296	498
Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,985	1,660
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	3
Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19,151	19,367
Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	188
Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,522	1,882
Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	41
Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	85,397	88,398
Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	1	6
Loans and advances to customers and reverse repurchase agreements	1,266	2,214
Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	54,918	57,141
Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	181
Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	52,366	62,186
Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	423	427
Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	739	713
Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
Central adjustment | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Central adjustment | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	400	400
CMS 1-10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	10,473	10,670
CMS 1-10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	1	6
CMS 1-10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	45,315	35,263
CMS 1-10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	24	44
CMS 1-10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,200	42,071
CMS 1-10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	32
CMS 1-10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	51,363	60,985
CMS 1-10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	246	239
CMS 1-10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	61	82
CMS 11-14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33,811	37,792
CMS 11-14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	151	250
CMS 11-14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8,117	12,534
CMS 11-14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	36	59
CMS 11-14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	238
CMS 11-14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	193	170
CMS 11-14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,122	11,134
CMS 15-18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	130	494
CMS 15-18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	508	2,249
CMS 15-18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	65
CMS 15-18 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	257	685
CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	144
CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	92
CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	12
CMS 19 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
CMS 19 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,892	3,524
CMS 20-23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	943	1,282
CMS 20-23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	195
CMS 20-23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	13
CMS 20-23 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	10
CMS 20-23 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	0
CMS 20-23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	5
CMS 20-23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	291,693	272,382
RMS 1-6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	298	350
RMS 1-6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17,063	19,456
RMS 1-6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 1-6 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,359	10,903
RMS 1-6 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	110	132
RMS 1-6 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58,907	57,738
RMS 1-6 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	113
RMS 1-6 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,721	5,850
RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	107	95
RMS 1-6 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,534	6,385
RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	21
RMS 1-6 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,971	13,431
RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	126	233
RMS 1-6 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,457	1,275
RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
RMS 1-6 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15,733	15,434
RMS 1-6 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	38
RMS 1-6 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,438	1,695
RMS 1-6 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	12
RMS 1-6 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	932	884
RMS 1-6 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	10
RMS 1-6 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
RMS 1-6 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 7-9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,267	4,076
RMS 7-9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	64	67
RMS 7-9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	7
RMS 7-9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,519	2,740
RMS 7-9 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	100	204
RMS 7-9 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	629	1,235
RMS 7-9 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	19
RMS 7-9 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,224	2,570
RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	165
RMS 7-9 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	145	408
RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	22
RMS 7-9 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	881	1,194
RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	20	40
RMS 7-9 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	527	384
RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,851	2,752
RMS 7-9 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	50
RMS 7-9 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	77	176
RMS 7-9 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	22
RMS 7-9 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	355	907
RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	25
RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	112	617
RMS 10 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	84
RMS 10 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	884
RMS 10 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	18
RMS 10 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	92	297
RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	49
RMS 10 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	48
RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	8
RMS 10 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	171
RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	30
RMS 10 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	21
RMS 10 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,112	3,071
RMS 11-13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	130
RMS 11-13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 11-13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	235	509
RMS 11-13 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	82	193
RMS 11-13 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	85
RMS 11-13 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	7
RMS 11-13 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	249	512
RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	84	187
RMS 11-13 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	72
RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	21
RMS 11-13 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	154	206
RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	62
RMS 11-13 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	787	976
RMS 11-13 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21	40
RMS 11-13 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	10
RMS 11-13 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
RMS 11-13 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,917	14,370
RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	394	452
RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	85	84
RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	340
RMS 14 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	153
RMS 14 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	56
RMS 14 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	271	307
RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	147
RMS 14 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	18
RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	199
RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	116	133
RMS 14 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	778	184
RMS 14 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
RMS 14 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 14 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	67
RMS 14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	17
RMS 14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	994	951
RMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17	27
RMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
CMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	51,372	61,235
CMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	0
CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	450	414
CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	10,534	10,752
Loans and advances to customers and reverse repurchase agreements	451,257	433,943
Stage 1 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	915	1,372
Stage 1 | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	137,941	139,075
Stage 1 | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	109	212
Stage 1 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	322,619	301,289
Stage 1 | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	402	684
Stage 1 | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	83,943	85,240
Stage 1 | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	80	130
Stage 1 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	273,629	251,418
Stage 1 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	104
Stage 1 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,971	19,348
Stage 1 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
Stage 1 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,148	11,496
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	96	155
Stage 1 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	57,123	56,068
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	85
Stage 1 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8,181	7,710
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	126	201
Stage 1 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,401	6,355
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	23
Stage 1 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,247	12,786
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	106	194
Stage 1 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,985	1,657
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	3
Stage 1 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,414	17,879
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	30
Stage 1 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,463	1,812
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19	16
Stage 1 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	76,375	70,558
Stage 1 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	1	6
Loans and advances to customers and reverse repurchase agreements	108	279
Stage 1 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	53,270	53,127
Stage 1 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	80
Stage 1 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	52,263	62,096
Stage 1 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	405	409
Stage 1 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	728	708
Stage 1 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
Stage 1 | Central adjustment | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | Central adjustment | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	400	400
Stage 1 | CMS 1-10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	10,473	10,670
Stage 1 | CMS 1-10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	1	6
Stage 1 | CMS 1-10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	45,123	35,072
Stage 1 | CMS 1-10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	42
Stage 1 | CMS 1-10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,168	42,071
Stage 1 | CMS 1-10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	32
Stage 1 | CMS 1-10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	51,363	60,985
Stage 1 | CMS 1-10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 1-10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	246	239
Stage 1 | CMS 1-10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 11-14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	61	82
Stage 1 | CMS 11-14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 11-14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	30,483	30,821
Stage 1 | CMS 11-14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	76	141
Stage 1 | CMS 11-14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,914	10,122
Stage 1 | CMS 11-14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	32
Stage 1 | CMS 11-14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	238
Stage 1 | CMS 11-14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 11-14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	193	170
Stage 1 | CMS 11-14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 15-18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 15-18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 15-18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	769	4,665
Stage 1 | CMS 15-18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	96
Stage 1 | CMS 15-18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	188	934
Stage 1 | CMS 15-18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	16
Stage 1 | CMS 15-18 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 15-18 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 15-18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 15-18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
Stage 1 | CMS 19 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS 20-23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 1-6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	273,620	251,372
Stage 1 | RMS 1-6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	103
Stage 1 | RMS 1-6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,971	19,347
Stage 1 | RMS 1-6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
Stage 1 | RMS 1-6 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11,252	9,619
Stage 1 | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	67	75
Stage 1 | RMS 1-6 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	56,666	54,694
Stage 1 | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	45	67
Stage 1 | RMS 1-6 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,220	5,559
Stage 1 | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	84	80
Stage 1 | RMS 1-6 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,303	6,070
Stage 1 | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	14
Stage 1 | RMS 1-6 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11,662	12,035
Stage 1 | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	101	187
Stage 1 | RMS 1-6 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,457	1,275
Stage 1 | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
Stage 1 | RMS 1-6 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14,979	14,952
Stage 1 | RMS 1-6 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21	19
Stage 1 | RMS 1-6 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,413	1,672
Stage 1 | RMS 1-6 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	7
Stage 1 | RMS 1-6 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	898	871
Stage 1 | RMS 1-6 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	9
Stage 1 | RMS 1-6 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
Stage 1 | RMS 1-6 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
Stage 1 | RMS 7-9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	46
Stage 1 | RMS 7-9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 1 | RMS 7-9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 1 | RMS 7-9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 7-9 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	896	1,603
Stage 1 | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	66
Stage 1 | RMS 7-9 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	457	772
Stage 1 | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	11
Stage 1 | RMS 7-9 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	938	1,990
Stage 1 | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	39	99
Stage 1 | RMS 7-9 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	97	269
Stage 1 | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	8
Stage 1 | RMS 7-9 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	583	738
Stage 1 | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	7
Stage 1 | RMS 7-9 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	527	381
Stage 1 | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 1 | RMS 7-9 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,258	2,418
Stage 1 | RMS 7-9 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	11
Stage 1 | RMS 7-9 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	50	140
Stage 1 | RMS 7-9 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	9
Stage 1 | RMS 7-9 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 7-9 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 7-9 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 7-9 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	274
Stage 1 | RMS 10 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	14
Stage 1 | RMS 10 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	602
Stage 1 | RMS 10 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	7
Stage 1 | RMS 10 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	116
Stage 1 | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	13
Stage 1 | RMS 10 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	13
Stage 1 | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 1 | RMS 10 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	45
Stage 1 | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	9
Stage 1 | RMS 11-13 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
Stage 1 | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	13
Stage 1 | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
Stage 1 | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	177	509
Stage 1 | RMS 11-13 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 11-13 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS 14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | RMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	898	871
Stage 1 | RMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	9
Stage 1 | RMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
Stage 1 | CMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	51,365	61,225
Stage 1 | CMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	439	409
Stage 1 | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	34,931	51,659
Stage 2 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,114	2,145
Stage 2 | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,556	8,441
Stage 2 | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	86	234
Stage 2 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	28,767	37,330
Stage 2 | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	897	1,491
Stage 2 | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,974	4,622
Stage 2 | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	146
Stage 2 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21,798	29,018
Stage 2 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	394	468
Stage 2 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	95	118
Stage 2 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,077	3,273
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	218	458
Stage 2 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,502	3,874
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	72
Stage 2 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,105	1,519
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	153	295
Stage 2 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	319	558
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17	49
Stage 2 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,828	2,216
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	74	171
Stage 2 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,959	1,304
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	99
Stage 2 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	69
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	25
Stage 2 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,130	14,316
Stage 2 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	215	653
Stage 2 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,582	3,819
Stage 2 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	88
Stage 2 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34	13
Stage 2 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	1
Stage 2 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Central adjustment | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Central adjustment | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	192	191
Stage 2 | CMS 1-10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	2
Stage 2 | CMS 1-10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	0
Stage 2 | CMS 1-10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 1-10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 11-14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 11-14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 11-14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,328	6,971
Stage 2 | CMS 11-14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	75	109
Stage 2 | CMS 11-14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,203	2,412
Stage 2 | CMS 11-14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	27
Stage 2 | CMS 11-14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 11-14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 11-14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 11-14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 15-18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 15-18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 15-18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,353	6,469
Stage 2 | CMS 15-18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	121	398
Stage 2 | CMS 15-18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	320	1,315
Stage 2 | CMS 15-18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	49
Stage 2 | CMS 15-18 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 15-18 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 15-18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 15-18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	257	685
Stage 2 | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	144
Stage 2 | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	92
Stage 2 | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	12
Stage 2 | CMS 19 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 19 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS 20-23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 1-6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18,073	21,010
Stage 2 | RMS 1-6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	250	247
Stage 2 | RMS 1-6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	92	109
Stage 2 | RMS 1-6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 1-6 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,107	1,284
Stage 2 | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	43	57
Stage 2 | RMS 1-6 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,241	3,044
Stage 2 | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	24	46
Stage 2 | RMS 1-6 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	291
Stage 2 | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	15
Stage 2 | RMS 1-6 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	231	315
Stage 2 | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	7
Stage 2 | RMS 1-6 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,309	1,396
Stage 2 | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25	46
Stage 2 | RMS 1-6 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 1-6 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	754	482
Stage 2 | RMS 1-6 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	19
Stage 2 | RMS 1-6 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25	23
Stage 2 | RMS 1-6 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	5
Stage 2 | RMS 1-6 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34	13
Stage 2 | RMS 1-6 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	1
Stage 2 | RMS 1-6 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 1-6 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 7-9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,258	4,030
Stage 2 | RMS 7-9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	64	66
Stage 2 | RMS 7-9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	6
Stage 2 | RMS 7-9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 7-9 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	623	1,137
Stage 2 | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	71	138
Stage 2 | RMS 7-9 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	172	463
Stage 2 | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	8
Stage 2 | RMS 7-9 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	286	580
Stage 2 | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33	66
Stage 2 | RMS 7-9 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	139
Stage 2 | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	14
Stage 2 | RMS 7-9 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	298	456
Stage 2 | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	33
Stage 2 | RMS 7-9 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
Stage 2 | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 7-9 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	593	334
Stage 2 | RMS 7-9 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	39
Stage 2 | RMS 7-9 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	36
Stage 2 | RMS 7-9 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	13
Stage 2 | RMS 7-9 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 7-9 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 7-9 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 7-9 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	355	907
Stage 2 | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	25
Stage 2 | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
Stage 2 | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	112	343
Stage 2 | RMS 10 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	70
Stage 2 | RMS 10 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	282
Stage 2 | RMS 10 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	11
Stage 2 | RMS 10 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	74	181
Stage 2 | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	36
Stage 2 | RMS 10 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	35
Stage 2 | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
Stage 2 | RMS 10 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	171
Stage 2 | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	30
Stage 2 | RMS 10 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	21
Stage 2 | RMS 10 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 2 | RMS 10 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,112	3,071
Stage 2 | RMS 11-13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	130
Stage 2 | RMS 11-13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 2 | RMS 11-13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	235	509
Stage 2 | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	82	193
Stage 2 | RMS 11-13 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	85
Stage 2 | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	7
Stage 2 | RMS 11-13 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	244	467
Stage 2 | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	83	178
Stage 2 | RMS 11-13 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	69
Stage 2 | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	21
Stage 2 | RMS 11-13 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	152	193
Stage 2 | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	62
Stage 2 | RMS 11-13 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	610	467
Stage 2 | RMS 11-13 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21	40
Stage 2 | RMS 11-13 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	10
Stage 2 | RMS 11-13 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
Stage 2 | RMS 11-13 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 11-13 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS 14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | RMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34	13
Stage 2 | RMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	1
Stage 2 | RMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	6,443	6,490
Stage 3 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,581	1,982
Stage 3 | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	164	285
Stage 3 | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	13
Stage 3 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,482	2,889
Stage 3 | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	622	683
Stage 3 | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	87	85
Stage 3 | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,940	1,859
Stage 3 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	184	191
Stage 3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	10
Stage 3 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	340
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	153
Stage 3 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	56
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	271	307
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	147
Stage 3 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	18
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	199
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	116	133
Stage 3 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	778	184
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
Stage 3 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,892	3,524
Stage 3 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	943	1,282
Stage 3 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	195
Stage 3 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	13
Stage 3 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	77
Stage 3 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	17
Stage 3 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	5
Stage 3 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Central adjustment | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Central adjustment | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 1-10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 11-14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 15-18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS 20-23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 20-23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | CMS 20-23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,892	3,524
Stage 3 | CMS 20-23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	943	1,282
Stage 3 | CMS 20-23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	195
Stage 3 | CMS 20-23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	13
Stage 3 | CMS 20-23 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	10
Stage 3 | CMS 20-23 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	0
Stage 3 | CMS 20-23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	5
Stage 3 | CMS 20-23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 1-6 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 7-9 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 11-13 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,940	1,859
Stage 3 | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	184	191
Stage 3 | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	10
Stage 3 | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	340
Stage 3 | RMS 14 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	153
Stage 3 | RMS 14 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	56
Stage 3 | RMS 14 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	271	307
Stage 3 | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	147
Stage 3 | RMS 14 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	18
Stage 3 | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	199
Stage 3 | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	116	133
Stage 3 | RMS 14 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	778	184
Stage 3 | RMS 14 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
Stage 3 | RMS 14 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
Stage 3 | RMS 14 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	67
Stage 3 | RMS 14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	17
Stage 3 | RMS 14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS 14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | RMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	67
Stage 3 | RMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	17
Stage 3 | RMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | CMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	10
Stage 3 | CMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	0
Stage 3 | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	5
Stage 3 | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Central adjustment | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | Central adjustment | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 1-10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 11-14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 15-18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS 20-23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 1-6 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 7-9 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 11-13 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS 14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | RMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	£ 0	£ 0